S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Dec. 23, 2025
Spac Sponsor Direct And Indirect Material Interest Holder Line Items
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Illumination Acquisition 1 Sponsor LLC, our sponsor, is the record holder of such shares. John Lipman and David I. Rosenberg indirectly controls the management of the sponsor, including the exercise of voting and investment discretion with respect to the ordinary shares held of record by the sponsor. Each of Messrs. Lipman and Rosenberg disclaim any beneficial ownership of any securities held by the sponsor except to the extent of his pecuniary interest therein.